Employees and Employee-Related Costs (Tables)	12 Months Ended
Dec. 31, 2023
Employees and Employee-Related Costs
Schedule of number of employees

	Years Ended December 31,
	2023	2022	2021
Average number of full-time employees	55	62	53
Number of employees at end of period:
Denmark and United States	49	63	61
Total employees, at end of period	49	63	61

Schedule of employee costs

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Wages and salaries	$8,436	$8,182	$7,558
Cash bonus	393	789	668
Share-based compensation expenses	479	942	1,379
Other social security expenses	18	19	28
Other staff expenses	216	389	364
Total	$9,542	$10,321	$9,997

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Total Employee costs classified as:
Research and development expenses	$6,410	$8,156	$7,845
General and administrative expenses	3,132	2,165	2,152
Total	$9,542	$10,321	$9,997

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Non-management employee benefit expenses classified as:
Research and development expenses	$5,255	$6,639	$6,414
General and administrative expenses	1,870	983	836
Total	$7,125	$7,622	$7,250

Schedule of remuneration to the Board of Directors and Executive Management

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Remuneration to the Executive Management:
Wages and salaries	$1,802	$1,970	$1,833
Share-based compensation expenses	205	321	514
Total	2,007	2,291	2,347
Remuneration to the Board of Directors:
Wages and salaries	360	379	313
Share-based compensation expenses	45	29	87
Total	405	408	400
Remuneration to the Board of Directors and Executive Management classified as:
Research and development expenses	1,150	1,517	1,431
General and administrative expenses	1,262	1,182	1,316
Total	$2,412	$2,699	$2,747